Schedule of Effects of Reinsurance on Contract Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 248,008	$ 237,998	$ 219,527
Contract benefits, net of reinsurance	237,578	230,493	208,403
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	586	550	900
Ceded contract benefits	(10,961)	(7,173)	(13,355)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (55)	$ (882)	$ 1,331